Fair Value Measurements (Changes in Fair Value of Level Three Assets and Liabilities) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2017	Mar. 31, 2016
Other Investments
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance		¥ 13,463	¥ 74,641
Total realized and unrealized gains (losses), included in earnings	[1]	328	(2,653)
Total realized and unrealized gains (losses), included in other comprehensive income (loss)	[2]	(2,416)	(2,316)
Purchases		247	657
Settlements		(1,139)	(56,866)
Ending balance		10,483	13,463
Changes in unrealized gains (losses) relating to instruments still held at reporting date included in earnings	[1]	(27)	(2,653)
Available-for-sale securities | Japanese corporate bonds
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance		3,346	3,506
Total realized and unrealized gains (losses), included in earnings	[1]		6
Total realized and unrealized gains (losses), included in other comprehensive income (loss)	[2]	(20)	30
Purchases			2,798
Sales			(3,000)
Transfers into level 3	[3]		2,002
Transfers out of level 3	[4]	(2,016)	(1,996)
Ending balance		1,310	3,346
Available-for-sale securities | Foreign corporate bonds
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance		15,853	9,491
Total realized and unrealized gains (losses), included in earnings	[1]	1,091	458
Total realized and unrealized gains (losses), included in other comprehensive income (loss)	[2]	(84)	(791)
Purchases		35,335	11,214
Sales			(4,872)
Settlements		(10,021)	(641)
Transfers into level 3	[3]	1,008	1,498
Transfers out of level 3	[4]	(2,005)	(504)
Ending balance		41,177	15,853
Changes in unrealized gains (losses) relating to instruments still held at reporting date included in earnings	[1]	11	(56)
Available-for-sale securities | Other
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance		884
Total realized and unrealized gains (losses), included in earnings	[1]	514
Total realized and unrealized gains (losses), included in other comprehensive income (loss)	[2]	(1)
Purchases		14,026	1,000
Settlements		(231)	(116)
Ending balance		15,192	¥ 884
Changes in unrealized gains (losses) relating to instruments still held at reporting date included in earnings	[1]	¥ 79

[1]	Earning effects are included in financial services revenue in the consolidated statements of income.
[2]	Unrealized gains (losses) are included in unrealized gains (losses) on securities in the consolidated statements of comprehensive income.
[3]	Certain corporate bonds were transferred out of level 3 because quoted prices became available.
[4]	Certain corporate bonds were transferred into level 3 because differences between the fair value determined by indicative quotes from dealers and the fair value determined by internally developed prices became significant and the observability of the inputs used decreased.